Credit Facilities	12 Months Ended
Apr. 30, 2011
Credit Facilities [Abstract]
CREDIT FACILITIES
6. CREDIT FACILITIES
We have a committed revolving credit agreement with various U.S. and international banks for $800 that expires on April 30, 2012. Its most restrictive covenant requires that our consolidated EBITDA (as defined in the agreement) to consolidated interest expense not be less than a ratio of 3 to 1. At April 30, 2011, we were well within this covenant’s parameters and had no borrowing outstanding under this facility.